CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other operating revenues
Total operating revenues	¥ 4,461,203	¥ 4,470,122	¥ 4,240,003
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	785,209	767,536	695,008
Depreciation and amortization	718,694	700,206	684,783
Selling, general and administrative
Total operating expenses	3,642,004	3,632,942	3,365,543
Operating income	819,199	837,180	874,460
Other income (expense):
Interest expense	(1,211)	(1,786)	(2,774)
Interest income	1,680	1,587	1,376
Other, net	13,381	(3,639)	3,896
Total other income (expense)	13,850	(3,838)	2,498
Income before income taxes and equity in net income (losses) of affiliates	833,049	833,342	876,958
Income taxes:
Current	319,683	305,026	339,622
Deferred	(11,704)	18,033	52,176
Total income taxes	307,979	323,059	391,798
Income before equity in net income (losses) of affiliates	525,070	510,283	485,160
Equity in net income (losses) of affiliates (including impairment charges of investments in affiliates)	(69,117)	(29,570)	(24,208)
Net income	455,953	480,713	460,952
Less: Net (income) loss attributable to noncontrolling interests	8,776	10,313	2,960
Net income attributable to NTT DOCOMO, INC.	464,729	491,026	463,912
Per share data:
Weighted average common shares outstanding-Basic and Diluted	4,146,760,100	4,146,760,100	4,146,760,100
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 112.07	¥ 118.41	¥ 111.87
Third parties
Mobile communications services
Mobile communications services	2,934,655	3,147,531	3,302,545
Equipment sales
Equipment sales	870,597	754,521	496,556
Other operating revenues
Other Operating revenue	591,130	508,452	396,034
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	805,685	782,352	673,383
Selling, general and administrative
Selling, general and administrative	879,323	940,002	965,816
Related parties
Mobile communications services
Mobile communications services	21,133	20,947	23,948
Equipment sales
Equipment sales	1,403	3,572	2,333
Other operating revenues
Other Operating revenue	42,285	35,099	18,587
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	253,934	221,145	220,560
Selling, general and administrative
Selling, general and administrative	¥ 199,159	¥ 221,701	¥ 125,993